Taxes (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 3,595,000	$ 2,751,000
Stock Based Compensation	799,000	1,517,000
Other	152,000	186,000
Total deferred tax assets	4,546,000	4,454,000
Deferred tax liabilities:
IRC Section 481(a) adjustment	(125,000)	0
Valuation Allowance	(4,421,000)	(4,454,000)
Net deferred tax asset	$ 0	$ 0